Employee benefits - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Employer's contributions to pension insurance plans	€ 1,322	€ 1,030	€ 795